Interests in subsidiaries (Detail 1.2) € in Millions, £ in Millions, SFr in Millions		12 Months Ended
		Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2017 USD ($)
Individually significant subsidiaries of UBS AG
Share capital					$ 338,000,000	$ 338,000,000	$ 338,000,000	$ 338,000,000
UBS Americas Holding LLC
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Americas Holding LLC
Registered office	[1]	Wilmington, Delaware, USA
Primary business division	[1]	Corporate Center
Share capital	[1],[2]				2,250,000,000
Equity interest accumulated in %	[1]	100.00%
Common share capital					1,000
Preference share capital					2,250,000,000
UBS Asset Management AG
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Asset Management AG
Registered office	[1]	Zurich, Switzerland
Primary business division	[1]	Asset Management
Share capital | SFr	[1]	SFr 43.2
Equity interest accumulated in %	[1]	100.00%
UBS Bank USA
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Bank USA
Registered office	[1]	Salt Lake City, Utah, USA
Primary business division	[1]	Global Wealth Management
Share capital	[1]				0
Equity interest accumulated in %	[1]	100.00%
UBS Europe SE
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Europe SE
Registered office	[1]	Frankfurt, Germany
Primary business division	[1]	Global Wealth Management
Share capital | €	[1]		€ 446.0
Equity interest accumulated in %	[1]	100.00%
UBS Financial Services Inc.
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Financial Services Inc.
Registered office	[1]	Wilmington, Delaware, USA
Primary business division	[1]	Global Wealth Management
Share capital	[1]				0
Equity interest accumulated in %	[1]	100.00%
UBS Limited
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Limited
Registered office	[1]	London, United Kingdom
Primary business division	[1]	Investment Bank
Share capital | £	[1]			£ 226.6
Equity interest accumulated in %	[1]	100.00%
UBS Securities LLC
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Securities LLC
Registered office	[1]	Wilmington, Delaware, USA
Primary business division	[1]	Investment Bank
Share capital	[1],[3]				1,283,100,000
Equity interest accumulated in %	[1]	100.00%
Common share capital					100,000
Preference share capital					1,283,000,000
UBS Switzerland AG
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Switzerland AG
Registered office	[1]	Zurich, Switzerland
Primary business division	[1]	Personal & Corporate Banking
Share capital | SFr	[1]	SFr 10.0
Equity interest accumulated in %	[1]	100.00%
UBS AG
Individually significant subsidiaries of UBS AG
Share capital					338,000,000	$ 338,000,000	$ 338,000,000	$ 338,000,000
UBS AG | UBS Americas Holding LLC
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Americas Holding LLC
Registered office	[1]	Wilmington, Delaware, USA
Primary business division	[1]	Corporate Center
Share capital	[1],[2]				2,250,000,000
Equity interest accumulated in %	[1]	100.00%
Common share capital					1,000
Preference share capital					2,250,000,000
UBS AG | UBS Asset Management AG
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Asset Management AG
Registered office	[1]	Zurich, Switzerland
Primary business division	[1]	Asset Management
Share capital | SFr	[1]	SFr 43.2
Equity interest accumulated in %	[1]	100.00%
UBS AG | UBS Bank USA
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Bank USA
Registered office	[1]	Salt Lake City, Utah, USA
Primary business division	[1]	Global Wealth Management
Share capital	[1]				0
Equity interest accumulated in %	[1]	100.00%
UBS AG | UBS Europe SE
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Europe SE
Registered office	[1]	Frankfurt, Germany
Primary business division	[1]	Global Wealth Management
Share capital | €	[1]		€ 446.0
Equity interest accumulated in %	[1]	100.00%
UBS AG | UBS Financial Services Inc.
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Financial Services Inc.
Registered office	[1]	Wilmington, Delaware, USA
Primary business division	[1]	Global Wealth Management
Share capital	[1]				0
Equity interest accumulated in %	[1]	100.00%
UBS AG | UBS Limited
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Limited
Registered office	[1]	London, United Kingdom
Primary business division	[1]	Investment Bank
Share capital | £	[1]			£ 226.6
Equity interest accumulated in %	[1]	100.00%
UBS AG | UBS Securities LLC
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Securities LLC
Registered office	[1]	Wilmington, Delaware, USA
Primary business division	[1]	Investment Bank
Share capital	[1],[3]				1,283,100,000
Equity interest accumulated in %	[1]	100.00%
Common share capital					100,000
Preference share capital					$ 1,283,000,000
UBS AG | UBS Switzerland AG
Individually significant subsidiaries of UBS AG
Company	[1]	UBS Switzerland AG
Registered office	[1]	Zurich, Switzerland
Primary business division	[1]	Personal & Corporate Banking
Share capital | SFr	[1]	SFr 10.0
Equity interest accumulated in %	[1]	100.00%

[1]	Includes direct and indirect subsidiaries of UBS AG
[2]	Comprised of common share capital of USD 1,000 and non-voting preferred share capital of USD 2,250,000,000.
[3]	Comprised of common share capital of USD 100,000 and non-voting preferred share capital of USD 1,283,000,000.